OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating Lease Liabilities And Right Of Use Assets
Weighted average discount rate	4.75%		4.75%
Operating lease payments	$ 9,337	$ 77,759
Operating lease expense	$ 132,362	$ 96,913